Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 04, 2022
Entity Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 04, 2022
Document Effective Date	Feb. 04, 2022
Prospectus Date	Feb. 07, 2022
BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND | Class I
Prospectus:
Trading Symbol	GRSIX
BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND | Class A
Prospectus:
Trading Symbol	GRSAX
BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND | Class C
Prospectus:
Trading Symbol	GRSCX